Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	Year Ended December 31,
	2016 $	2015 $
Voyage and vessel	16,341	32,897
Corporate accruals	1,233	19,820
Interest	2,527	4,742
Payroll and benefits to related parties	8,562	7,920
Total	28,663	65,379